Summary of Significant Accounting Policies (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	$ 12,773,899	$ 20,103,425	$ 5,090,988
Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	10,017,353	16,014,141	4,339,074
Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	2,756,546	4,089,284	751,914
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member] | Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member] | Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Unobservable Inputs (Level 3) [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	12,773,899	20,103,425	5,090,988
Significant Unobservable Inputs (Level 3) [Member] | Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	10,017,353	16,014,141	4,339,074
Significant Unobservable Inputs (Level 3) [Member] | Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	$ 2,756,546	$ 4,089,284	$ 751,914